Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Company's Restricted Assets
The following table details the forms and values of the Company’s material restricted assets as at December 31, 2024 and 2023:

	As at December 31, 2024	At December 31, 2023
	($ in millions, except for percentages)
Regulatory trusts and deposits:
Affiliated transactions	$433.4	$660.8
Third party	2,713.5	2,714.4
Letters of credit / guarantees (1)	153.2	172.0
Total restricted assets (excluding illiquid assets)	$3,300.1	$3,547.2
Other investments — illiquid assets	267.2	209.3
Total restricted assets and illiquid assets	$3,567.3	$3,756.5

Total as percentage of cash and invested assets (2)	46.4%	50.2%
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(1)As at December 31, 2024, the Company had pledged funds of $153.2 million (December 31, 2023 — $172.0 million) as collateral for the secured letters of credit.
(2)Investable assets comprise total investments, cash and cash equivalents, accrued interest, receivables for securities sold and payables for securities purchased.